Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Revenue
Schedule of revenues

For the year ended March 31,
2019
Online VIP membership revenue	$19,271,739
Online SVIP membership revenue	5,054,983
Technical service revenue	342,118
Total	$24,668,840